Intangible Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 4,445	$ 1,566
Accumulated amortization	1,060	543
Intangible assets, net	3,385	1,023
Acquired technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 1,566	1,566
Weighted average amortization period	8 years 1 month 21 days
Accumulated amortization	$ 766	543
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 2,614
Weighted average amortization period	5 years
Accumulated amortization	$ 261
Non-competition agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 265
Weighted average amortization period	4 years
Accumulated amortization	$ 33